Representative's Warrants Liability (Tables)	12 Months Ended
Mar. 31, 2022
Representatives Warrants Liability [Abstract]
Schedule of fair value using the black-scholes option pricing model
	January 13, 2022	March 31, 2022
Representative’s Warrants liability
Stock price	$4.00	$2.12
Exercise price	$4.80	$4.80
Expected term (years)	5.00	4.79
Risk-free interest rate	1.47%	2.42%
Expected volatility	55.39%	56.86%